Summary of Long Term Debt Outstanding (Parenthetical) (Detail) (USD $)		1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended													1 Months Ended		12 Months Ended
	Dec. 31, 2010 Notes 6.30 Percent Bank Subordinated Debt Due March 2011	Aug. 23, 2011 Notes 6.30 Percent Bank Subordinated Debt Due March 2011 Upper Limit	Aug. 23, 2011 Notes 6.30 Percent Bank Subordinated Debt Due March 2011 Lower Limit	Dec. 31, 2011 Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Dec. 31, 2010 Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Aug. 23, 2011 Notes 4.60 Percent Bank Subordinated Debt Due February 2013 Upper Limit	Aug. 23, 2011 Notes 4.60 Percent Bank Subordinated Debt Due February 2013 Lower Limit	Dec. 31, 2011 Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Dec. 31, 2010 Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Aug. 23, 2011 Notes 5.85 Percent Bank Subordinated Debt Due November 2017 Upper Limit	Aug. 23, 2011 Notes 5.85 Percent Bank Subordinated Debt Due November 2017 Lower Limit	Dec. 31, 2011 Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Dec. 31, 2010 Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Aug. 23, 2011 Notes 6.50 Percent Bank Subordinated Debt Due August 2018 Upper Limit	Aug. 23, 2011 Notes 6.50 Percent Bank Subordinated Debt Due August 2018 Lower Limit	Dec. 31, 2011 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Dec. 31, 2010 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Dec. 31, 2011 One Year or Less	Dec. 31, 2010 One Year or Less	Dec. 31, 2011 One to Three Years	Dec. 31, 2010 One to Three Years	Dec. 31, 2010 Three to Five Years	Dec. 31, 2011 Five to Ten Years	Dec. 31, 2010 Five to Ten Years	Aug. 23, 2011 Senior Notes Upper Limit	Aug. 23, 2011 Subordinated Debt Upper Limit	Aug. 23, 2011 Sterling Denominated Floating Rate Bank Senior Note 0.71 Percent Due March 2010 Upper Limit	Aug. 23, 2011 Sterling Denominated Floating Rate Bank Senior Note 0.71 Percent Due March 2010 Lower Limit	Dec. 31, 2011 Interest Rate Swap Contracts Senior Notes	Dec. 31, 2010 Interest Rate Swap Contracts Senior Notes	Dec. 31, 2011 Interest Rate Swap Contracts Subordinated Debt	Dec. 31, 2010 Interest Rate Swap Contracts Subordinated Debt
Debt Disclosure [Line Items]
Interest Rate	6.30%			4.60%	4.60%			5.85%	5.85%			6.50%	6.50%			5.375%	5.375%
Federal Home Loan Bank Borrowings, Average Rate at Year End																		4.64%	4.18%	4.08%	4.46%	4.40%	6.29%	6.38%
Offering Circular, ability to offer notes in aggregate principal amount																									$ 4,500,000,000	$ 1,000,000,000
Debt maturity		15 years	5 years			15 years	5 years			15 years	5 years			15 years	5 years												15 years	30 days
Notes issued at a discount												0.02%	0.02%			0.484%	0.484%
Increases in the carrying values of notes outstanding covered by interest-rate swap contracts																													$ 29,900,000	$ 47,800,000	$ 102,600,000	$ 67,400,000